NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Maturity schedule (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
2023	$ 668,955
2024	7,546,530
2025	7,549,256
2026	7,552,142
2027	7,750,339
Thereafter	35,381,084
Total Future Minimum Principal Payments	$ 66,448,306	$ 50,238,835